RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of Amount due

	As of December 31,
	2023	2024
	US$	US$
Amounts due from related parties:
Current:
Xiaomi Communication (a)	4,984	497
Whale Microelectronics(b)	2,266	1,563
Field Medical (c)	601	603
Xiaomi Technology	396	—
Others	358	—
Non-current:
Whale Microelectronics (b)	2,008	1,052
A vice president (d)	943	967
Total	11,556	4,682

	As of December 31,
	2023	2024
	US$	US$
Amounts due to related parties, current:
Whale Microelectronics (b)	1,641	1,603
Xiaomi Communication	294	—
Xiaomi Technology(e)	1,540	874
Total	3,475	2,477

Schedule of transactions

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Sales to related parties:
Xiaomi Communication	252,807	92,046	11,002
Xiaomi Youpin	1,032	—	—
Transfer of intangible assets:
Whale Microelectronics (b)	—	2,923	—
Total	253,839	94,969	11,002

Schedule of purchase from related parties

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Purchase from a related party
Whale Microelectronics (b)	33,017	12,261	3,338
(a)	The amount due from Xiaomi Communication represents receivables from the sales of products and services, which included an unbilled amount of US$269 and US$3 as of December 31, 2023 and 2024, respectively.
(b)	The amount due from Whale Microelectronics represents the receivable in relation to the transfer of certain intangible assets from the Group to Whale Microelectronics for a total consideration of US$3,006, including VAT, in which US$310 and US$1,052 was collected by the Group during the year ended December 31, 2023 and 2024. Based on the agreement, there is a contingent compensation agreed by the Group that the Group will compensate Whale Microelectronics if the development and utilization of the intangible assets failed in the future and when certain conditions met. The amount due to Whale Microelectronics represents the payables in relation to the purchase of raw material from Whale Microelectronics.
(c)	The amount due from Field Medical represents loans the Group provided to Field Medical to support the daily operation. In 2023, Field Medical completed its newly round of financing and part of the borrowings from the Group was converted into convertible loans and was measured as available-for-sale investment.
(d)	It represents a loan provided to a vice president.
(e)	The amounts due to Xiaomi Technology represent the payable for the cloud service received by the Group.